Discontinued Operations - Net Revenue from Discontinued Operation by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations
Net revenue		$ 256,026
UDENYCA
Discontinued Operations
Net revenue		127,064
CIMERLI Sale
Discontinued Operations
Net revenue		125,388
YUSIMRY Sale
Discontinued Operations
Net revenue		$ 3,574
Discontinued Operations Disposed of by Sale
Discontinued Operations
Net revenue	$ 240,571
Discontinued Operations Disposed of by Sale | UDENYCA
Discontinued Operations
Net revenue	205,951
Discontinued Operations Disposed of by Sale | CIMERLI Sale
Discontinued Operations
Net revenue	27,079
Discontinued Operations Disposed of by Sale | YUSIMRY Sale
Discontinued Operations
Net revenue	$ 7,541